SCHEDULE OF PROPERTY EQUIPMENT AND SOFTWARE (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Subtotal			¥ 334,702	¥ 263,745
Less: accumulated depreciation ()	[1]		(55,976)	(58,295)
Total property, equipment and software, net		$ 39,857	278,726	205,450
Building [Member]
Property, Plant and Equipment [Line Items]
Subtotal	[2]		171,591	170,838
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Subtotal	[3]		116,268	36,884
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal			29,764	30,020
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal			5,591	12,325
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Subtotal			7,824	6,825
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal			2,946	5,504
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal			¥ 718	¥ 1,349

[1]	Depreciation expenses were RMB 6,545, RMB 6,709 and RMB 6,791 for the years ended December 31, 2023, 2024 and 2025, respectively. No impairment charges were recorded for the years ended December 31, 2023, 2024 and 2025.
[2]	In June 2021, the Group entered into a purchase agreement with a third-party company to purchase an office building. The Group paid 50% of the total amount with consideration of RMB 81,125 in 2021 and paid the remaining 50% in amount of RMB 80,732 in 2022. In June 2022, the new office building has been delivered by the third-party company to the Group and all prepayment except for the value added tax of the office building were recorded as construction in progress upon delivery in 2022. In April 2023, the office building has been put into use with estimated useful life of 40 years.
[3]	In June 2024, the Group entered into an agreement with the local government to acquire the land use right (the “Hangzhou Land Parcel”) (Note 9) for an aggregate consideration of approximately RMB 176,645 (including deed tax and stamp duty with a total amount of RMB 5,145). In July 2024, the Company obtained the certificate of the land use right and accounted for the land use right at cost less accumulated amortization and impairment losses, if any. The Company planned to construct a new office building on the Hangzhou Land Parcel for its new headquarters and offices leasable to external parties. As of December 31, 2025, the new office building, comprising two interconnected sections, was under construction. The structural frame of one section had been topped out, while the other one was in the main structural construction phase. The construction in progress mainly consisted of construction design management fees and construction cost recognized based on construction progress. The Company recorded payables for construction cost in other payable and accrued liabilities (Note 17) and other non-current liabilities, respectively.